Structured entities	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Structured entities

18	Interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2024	2023
	$m	$m
Interests in associates	28,777	27,200
Interests in joint ventures	132	144
Interests in associates and joint ventures	28,909	27,344

Principal associates of HSBC
	2024		2023
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	22,367	11,631	21,210	8,812
Saudi Awwal Bank	5,027	5,705	4,659	6,438
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Principal associates of HSBC (continued)
	At 31 Dec 2024
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	19.03
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1There has been no percentage change in HSBC’s shareholding interest in the principal associates when compared with 2023.

Share of profit in associates and joint ventures
	2024	2023
	$m	$m
Bank of Communications Co., Limited	2,241	2,250
Saudi Awwal Bank	596	538
Other associates and joint ventures	75	19
Share of profit in associates and joint ventures	2,912	2,807
Less: Impairment of interest in BoCom	—	(3,000)
A list of all associates and joint ventures is set out in Note 38.
Bank of Communications Co., Limited
The Group maintains a 19.03% interest in Bank of Communications Co., Limited (‘BoCom’). The Group’s investment in BoCom is classified as an associate. Significant influence in BoCom was established with consideration of all relevant factors, including representation on BoCom’s
Board of Directors and participation in a resource and experience sharing agreement (‘RES’). Under the RES, HSBC staff have been seconded to assist in the maintenance of BoCom’s financial and operating policies. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28 ‘Investments in Associates and Joint Ventures’, whereby the investment is initially recognised at cost and adjusted thereafter for the post-acquisition change in the Group’s share of associate’s net assets. An impairment test is required if there is any indication of impairment or reversal.
At 31 December 2023, the Group performed an impairment test on the carrying amount, which resulted in an impairment of $3.0bn, as the recoverable amount as determined by a value in use (‘VIU’) calculation was lower than the carrying amount. No further impairment was required for the year ended 31 December 2024.
If the Group did not have significant influence in BoCom, the investment would be carried at fair value rather than the current carrying amount.
On 24 September 2024, the People’s Bank of China, National Financial Regulatory Administration and China Securities Regulatory Commission
announced several policies aimed at promoting growth and economic development. These included monetary stimulus, property market support and capital market strengthening measures, as well as measures to recapitalise the largest commercial banks. In the absence of further details on how the recapitalisation of the largest commercial banks may be enacted, there is no change to the impairment test result at
31 December 2024. As further details become available, the impairment test will be updated to reflect their impact and may result in a change to the carrying value of our investment in BoCom. These developments have the potential to impact on the Group‘s reported earnings, but are unlikely to have an impact on HSBC's capital or capital ratios.
We remain supportive of our relationship with BoCom and will consider any broader implications on the carrying value of our investment as further details become available.
Impairment testing
At 31 December 2024, the carrying amount of the investment was $22.4bn (2023: $21.2bn) with fair value of $11.6bn (2023: $8.8bn). The
Group has concluded there is no indication of further impairment (or indication that an impairment may no longer exist or may have decreased)
since 31 December 2023. As part of this assessment, the Group updated the VIU calculation which supported that there was no significant change to the 31 December 2023 impairment position. As a result, no additional impairment to the carrying amount (or reversal of impairment)
was made at 31 December 2024.
Basis of recoverable amount
The VIU calculation uses discounted cash flow projections based on management’s best estimates of future earnings available to ordinary shareholders prepared in accordance with IAS 36 ’Impairment of Assets’. Those cash flows used estimates based on BoCom’s current condition and so do not include estimated cash flows arising from uncommitted future actions that may affect the performance of the investment which will be considered at the relevant time should they arise. Significant management judgement is required in arriving at the best estimate.
The VIU may increase or decrease depending on the effect of changes to model inputs. The main model inputs are described below and are based on factors observed at period-end. The factors that could result in increases or reductions in the VIU include changes in BoCom’s short-
term performance, a change in regulatory capital requirements or revisions to the forecast of BoCom’s future profitability.
There are two main components to the VIU calculation. The first component is management’s best estimate of BoCom’s earnings. Forecast earnings growth over the short to medium term continues to be lower than recent (within the last five years) actual growth, and reflects the impact of recent macroeconomic, policy and industry factors in mainland China. As a result of management‘s intent to continue to retain its investment for the long term, earnings beyond the short to medium term are extrapolated into perpetuity using a long-term growth rate to derive a terminal value, which comprises the majority of the VIU. The second component is the capital maintenance charge (‘CMC’), which is management’s forecast of the earnings that need to be withheld in order for BoCom to meet capital requirements over the forecast period, meaning that CMC is deducted when arriving at management’s estimate of future earnings available to ordinary shareholders. The CMC reflects the revised capital requirements arising from revisions of the ratio of risk-weighted assets to total assets assumption. The principal inputs to the CMC calculation include estimates of asset growth, the ratio of risk-weighted assets to total assets and the expected capital requirements. An increase in the CMC as a result of a change to these principal inputs would reduce VIU. Additionally, management considers other qualitative factors, to ensure that the inputs to the VIU calculation remain appropriate.
Key assumptions in value in use calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Long-term profit growth rate: 3.00% (2023: 3.00%) for periods after 2028, which does not exceed forecast GDP growth in mainland China and is similar to forecasts by external analysts.
–Long-term asset growth rate: 3.25% (2023: 3.00%) for periods after 2028, which is the rate that assets are expected to grow to achieve long-term profit growth of 3.00%. The increase of long-term asset growth rate was supported by historical data, which is expected to continue.
–Discount rate: 8.53% (2023: 9.00%), which is based on a capital asset pricing model (‘CAPM’), using market data. The discount rate used is within the range of 7.1% to 8.8% (2023: 7.9% to 9.7%) indicated by the CAPM, and decreased as a consequence of a market-driven reduction in the risk-free rate.
–Expected credit losses (‘ECL’) as a percentage of loans and advances to customers: ranges from 0.74% to 0.93% (2023: 0.80% to 0.97%)
in the short to medium term, reflecting reported credit experience in mainland China. For periods after 2028, the ratio is 0.97% (2023:
0.97%), which is higher than BoCom’s average ECL as a percentage of loans and advances to customers in recent years prior to the
Covid-19 pandemic.
–Risk-weighted assets as a percentage of total assets: ranges from 62.0% to 62.5% (2023: 62.0% to 63.7%) in the short to medium term, reflecting higher risk-weights in the short term followed by an expected reversion to recent historical levels. For periods after 2028, the ratio is 62.0% (2023: 62.0%), which continues to be similar to BoCom’s actual results in recent years.
–Loans and advances to customers growth rate: ranges from 7.5% to 9.5% (2023: 9.0% to 10.0%) in the short to medium term, which is similar to BoCom’s actual results in recent years. Changes in the forecast growth rate of loans and advances to customers are likewise reflected in the forecast ECL.
–Operating income growth rate: ranges from 0.1% to 9.9% (2023: -0.4% to 9.7%) in the short to medium term, which is similar to BoCom’s actual results in recent years, and is impacted by projections of net interest income in the short term as a consequence of recent macroeconomic, policy and industry factors in mainland China.
–Cost-income ratio: ranges from 34.6% to 39.8% (2023: 35.5% to 39.8%) in the short to medium term. These ratios are similar to BoCom’s actual results in recent years.
–Long-term effective tax rate: 15.0% (2023: 15.0%) for periods after 2028, which is higher than the recent historical average, and aligned to the minimum tax rate as proposed by the OECD/Group of 20 (‘G20’) Inclusive Framework on Base Erosion and Profit Shifting.
–Capital requirements: capital adequacy ratio of 12.5% (2023: 12.5%) and tier 1 capital adequacy ratio of 9.5% (2023: 9.5%), based on
BoCom’s capital risk appetite and capital requirements respectively.
The changes in VIU would impact the carrying amount if there is an indication of further impairment (or indication that an impairment may no longer exist or may have decreased, to the extent of impairment loss previously recognised). The following table illustrates the impact on the carrying amount of reasonably possible changes to key assumptions used in the VIU calculation. This reflects the sensitivity of each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period. Unless specified, favourable and unfavourable changes are consistently applied throughout short-to-medium and long-term forecast years, based on a straight-line average of the base case assumption.

Sensitivity of the carrying amount to the key VIU assumptions
	Favourable change		Unfavourable change
		Reversal of impairment / VIU headroom		Impairment
	bps	$bn	bps	$bn
At 31 Dec 2024
Long-term profit growth rate	55	4.0	(96)	(5.4)
Long-term asset growth rate	(121)	8.6	30	(2.8)
Discount rate	(143)	5.4	287	(6.4)
Expected credit losses as a percentage of loans and advances to customers	2024 to 2028: 66 2029 onwards: 91	4.0	2024 to 2028: 108 2029 onwards: 104	(4.3)
Risk-weighted assets as a percentage of total assets	(132)	0.8	234	(1.7)
Loans and advances to customers growth rate	(217)	3.4	340	(6.1)
Operating income growth rate	76	2.7	(81)	(3.3)
Cost-income ratio	(190)	0.2	380	(7.1)
Long-term effective tax rate	(426)	1.6	1,000	(4.0)
Capital requirements – capital adequacy ratio	—	—	372	(14.3)
Capital requirements – tier 1 capital adequacy ratio	—	—	270	(6.7)
At 31 Dec 2023
Long-term profit growth rate	58	3.3	(79)	(3.4)
Long-term asset growth rate	(79)	4.5	58	(4.0)
Discount rate	(110)	4.5	280	(6.1)
Expected credit losses as a percentage of loans and advances to customers	2023 to 2027: 78 2028 onwards: 91	2.9	2023 to 2027: 120 2028 onwards: 104	(4.4)
Risk-weighted assets as a percentage of total assets	(150)	0.9	216	(1.6)
Loans and advances to customers growth rate	(213)	3.2	207	(2.9)
Operating income growth rate	57	2.6	(81)	(2.6)
Cost-income ratio	(212)	0.8	99	(2.9)
Long-term effective tax rate	(426)	1.6	1,000	(3.5)
Capital requirements – capital adequacy ratio	—	—	215	(7.5)
Capital requirements – tier 1 capital adequacy ratio	—	—	248	(3.7)
Considering the interrelationship of the changes set out in the table above, management estimates that the reasonably possible range of VIU is
$13.5bn to $30.8bn (2023: $13.1bn to $28.8bn), acknowledging that the fair value of the Group’s investment has ranged from $6.8bn to
$11.6bn over the last five years as at the date of the impairment tests. The possible range of VIU is based on impacts set out in the table above arising from the favourable/unfavourable change in the earnings in the short to medium term, the expected credit losses as a percentage of loans and advances to customers, and a 50bps increase/decrease in the discount rate. All other long-term assumptions, and the basis of the
CMC have been kept unchanged when determining the reasonably possible range of the VIU.
Selected financial information of BoCom
The statutory accounting reference date of BoCom is 31 December. For the year ended 31 December 2024, HSBC included the associate’s results on the basis of the financial statements for the 12 months ended 30 September 2024, taking into account any known changes in the subsequent period from 1 October 2024 to 31 December 2024 that would have materially affected the results.

Selected balance sheet information of BoCom
	At 30 Sep	At 30 Sep
	2024	2023
	$m	$m
Cash and balances at central banks	99,663	112,800
Due from and placements with banks and other financial institutions	122,607	100,464
Loans and advances to customers	1,128,603	1,087,613
Other financial assets	587,721	587,949
Other assets	61,086	59,215
Total assets	1,999,680	1,948,041
Due to and placements from banks and other financial institutions	326,742	292,065
Deposits from customers	1,195,590	1,216,611
Other financial liabilities	282,894	251,246
Other liabilities	38,082	36,766
Total liabilities	1,843,308	1,796,698
Total equity	156,372	151,343

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2024	2023
	$m	$m
Equity attributable to shareholders	154,748	149,713
Other equity instruments	(23,946)	(24,616)
Equity attributable to shareholders less other equity instruments	130,802	125,097
The Group's share of equity[1]	25,284	24,210
Impairment[2]	(2,917)	(3,000)
Carrying amount	22,367	21,210
1This balance includes goodwill originally arising on acquisition.
2This balance includes the impact of foreign exchange movements on the $3bn impairment booked in the financial year ended 31 December 2023.

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2024	2023
	$m	$m
Net interest income	23,180	23,432
Net fee and commission income	5,315	6,221
Credit and impairment losses	(7,410)	(8,099)
Depreciation and amortisation	(2,589)	(2,560)
Tax expense	(835)	(1,007)
Profit for the year	12,922	13,211
Other comprehensive income	1,361	686
Total comprehensive income	14,283	13,897
Dividends received from BoCom	745	736
Saudi Awwal Bank
The Group’s investment in Saudi Awwal Bank (‘SAB’) is classified as an associate. HSBC is the largest shareholder in SAB with a shareholding of 31%. Significant influence in SAB is established via representation on the Board of Directors. Investments in associates are recognised using the equity method of accounting in accordance with IAS 28, as described previously for BoCom.
Impairment testing
There were no indicators of impairment at 31 December 2024. The fair value of the Group’s investment in SAB of $5.7bn was above the carrying amount of $5.0bn.
20Structured entities
HSBC is mainly involved with both consolidated and unconsolidated structured entities through the securitisation of financial assets, conduits and investment funds, established either by HSBC or a third party.
Consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2024	2.4	7.0	7.2	1.8	18.4
At 31 Dec 2023	3.6	7.8	5.5	8.2	25.1
Conduits
HSBC has established and manages two types of conduits: securities investment conduits (‘SICs’) and multi-seller conduits.
Securities investment conduits
The SICs purchase highly rated ABSs to facilitate tailored investment opportunities.
–At 31 December 2024, Solitaire, HSBC’s principal SIC, held $0.7bn of ABSs (2023: $1.0bn). It is currently funded entirely by commercial paper (‘CP’) issued to HSBC. At 31 December 2024, HSBC held $1.0bn of CP (2023: $1.3bn).
Multi-seller conduit
HSBC’s multi-seller conduit was established to provide access to flexible market-based sources of finance for its clients. Currently, HSBC bears risk equal to the transaction-specific facility offered to the multi-seller conduit, amounting to $5.2bn at 31 December 2024 (2023: $6.1bn). First
loss protection is provided by the originator of the assets, and not by HSBC, through transaction-specific credit enhancements. A layer of loss protection is provided by HSBC in the form of a programme-wide enhancement facility.
Securitisations
HSBC uses structured entities to securitise customer loans and advances it originates in order to diversify its sources of funding for asset origination and capital efficiency purposes. The loans and advances are transferred by HSBC to the structured entities for cash or synthetically, and the structured entities issue debt securities to investors. Where synthetic securitisations are used, the credit risk associated with the loan portfolio of assets is transferred to the structured entities through loan portfolio financial guarantees.
HSBC managed funds
HSBC has established a number of money market and non-money market funds. Where it is deemed to be acting as principal rather than agent in its role as investment manager, HSBC controls these funds.
Other
HSBC has entered into a number of transactions in the normal course of business, which include asset and structured finance transactions where it has control of the structured entity. In addition, HSBC is deemed to control a number of third-party managed funds through its involvement as a principal in the funds.
Unconsolidated structured entities
The term ‘unconsolidated structured entities’ refers to all structured entities not controlled by HSBC. The Group enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	167	344	1,215	46	1,772
500–2,000	2	75	911	2	990
2,000–5,000	—	30	348	1	379
5,000–25,000	—	21	212	—	233
25,000+	—	2	33	—	35
Number of entities at 31 Dec 2024	169	472	2,719	49	3,409
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	5.4	12.1	25.4	2.4	45.3
– trading assets	—	0.1	—	—	0.1
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	7.8	22.2	—	30.0
– loans and advances to customers	5.4	—	0.7	1.5	7.6
– financial investments	—	0.2	0.4	—	0.6
– assets held for sale	—	4.0	2.1	—	6.1
– other assets	—	—	—	0.9	0.9
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	—	1.0	8.1	1.3	10.4
HSBC’s maximum exposure at 31 Dec 2024	5.4	13.1	33.5	3.3	55.3

Total asset values of the entities ($m)
0–500	120	337	1,271	42	1,770
500–2,000	4	96	1,069	3	1,172
2,000–5,000	—	39	418	—	457
5,000–25,000	—	24	217	—	241
25,000+	—	3	11	—	14
Number of entities at 31 Dec 2023	124	499	2,986	45	3,654
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.2	13.9	20.7	3.3	41.1
– trading assets	—	0.6	—	—	0.6
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	12.6	19.7	—	32.3
– loans and advances to customers	3.2	—	0.6	2.5	6.3
– financial investments	—	0.7	0.4	—	1.1
– other assets	—	—	—	0.8	0.8
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.1	1.9	5.0	1.2	8.2
HSBC’s maximum exposure at 31 Dec 2023	3.3	15.8	25.7	4.2	49.0
The maximum exposure to loss from HSBC’s interests in unconsolidated structured entities represents the maximum loss it could incur as a result of its involvement with these entities regardless of the probability of the loss being incurred.
–For commitments, guarantees and written credit default swaps, the maximum exposure to loss is the notional amount of potential future losses.
–For retained and purchased investments and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying amount of these interests at the balance sheet reporting date.
The maximum exposure to loss is stated gross of the effects of hedging and collateral arrangements that HSBC has entered into in order to mitigate the Group’s exposure to loss.
Securitisations
HSBC has interests in unconsolidated securitisation vehicles through holding notes issued by these entities. In addition, HSBC has investments in ABSs issued by third-party structured entities.
HSBC managed funds
HSBC establishes and manages money market funds and non-money market investment funds to provide customers with investment opportunities. Further information on funds under management is provided on page 116.
HSBC, as fund manager, may be entitled to receive management and performance fees based on the assets under management. HSBC may also retain units in these funds.
Non-HSBC managed funds
HSBC purchases and holds units of third-party managed funds in order to facilitate business and meet customer needs.
Other
HSBC has established structured entities in the normal course of business, such as structured credit transactions for customers, to provide finance to public and private sector infrastructure projects, and for asset and structured finance transactions.
In addition to the interests disclosed above, HSBC enters into derivative contracts, reverse repos and stock borrowing transactions with structured entities. These interests arise in the normal course of business for the facilitation of third-party transactions and risk management solutions.
HSBC sponsored structured entities
The amount of assets transferred to and income received from such sponsored structured entities during 2024 and 2023 was not significant.
38HSBC Holdings’ subsidiaries, joint ventures and associates
In accordance with section 409 of the Companies Act 2006 a list of HSBC Holdings plc subsidiaries, joint ventures and associates, the registered office addresses and the effective percentages of equity owned at 31 December 2024 are disclosed below.
Unless otherwise stated, the share capital comprises ordinary or common shares that are held by Group subsidiaries. The ownership percentage is provided for each undertaking. The undertakings below are consolidated by HSBC unless otherwise indicated.

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		12
AI Nominees (UK) Two Limited	100.00		12
Almacenadora Banpacifico S.A. (In Liquidation)	N/A		1, 13
Assetfinance December (F) Limited	100.00		14
Assetfinance December (H) Limited	100.00		12
Assetfinance December (P) Limited	100.00		12
Assetfinance December (R) Limited	100.00		12
Assetfinance June (A) Limited	100.00		12
Assetfinance June (D) Limited	100.00		14
Assetfinance March (B) Limited	100.00		15
Assetfinance March (D) Limited	100.00		14
Assetfinance March (F) Limited	100.00		12
Assetfinance September (F) Limited	100.00		12
Assetfinance September (G) Limited	100.00		14
B&Q Financial Services Limited	100.00		12
Banco HSBC S.A.	100.00		16
Banco Nominees (Guernsey) Limited	100.00		17
Banco Nominees 2 (Guernsey) Limited	100.00		17
Banco Nominees Limited	100.00		18
Beau Soleil Limited Partnership	N/A		1, 19
Beijing HSBC Real Estate Leasing Company Limited	N/A		1, 20
Beijing Miyun HSBC Rural Bank Company Limited	100.00		11, 21
BentallGreenOak China Real Estate Investments, L.P.	N/A		1, 22
Canada Crescent Nominees (UK) Limited (In Liquidation)	100.00		23
Canada Square Nominees (UK) Limited	100.00		12
Capco/Cove, Inc.	100.00		24
Card-Flo #3, Inc.	100.00		25
CC&H Holdings LLC	N/A		1, 26
CCF & Partners Asset Management Limited	100.00	(99.99)	12
Charterhouse Administrators (D.T.) Limited	100.00	(99.99)	12
Charterhouse Management Services Limited	100.00	(99.99)	12
Charterhouse Pensions Limited	100.00		12
Chongqing Dazu HSBC Rural Bank Company Limited	100.00		11, 28
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		11, 29
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		11, 30
CI 10 LP Inc	N/A		107
COIF Nominees Limited	N/A		1, 12
Corsair IV Financial Services Capital Partners - B L.P	N/A		1, 31
D9 LP Inc	N/A		107
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		11, 32
Decision One Mortgage Company, LLC	N/A		1, 33
Dempar 1	100.00	(99.99)	5, 34
Desarrollo Turistico, S.A. de C.V. (In Liquidation)	100.00	(99.99)	13
Electronic Data Process México, S.A. de C.V.	100.00		35
ERISA Actions Europe N°2	N/A		1, 175
ERISA Actions Grandes Valeurs	N/A		1, 175
ERISA Opportunities	N/A		1, 175
Eton Corporate Services Limited	100.00		17
Flandres Contentieux S.A.	100.00	(99.99)	5, 34
Foncière Elysées	100.00	(99.99)	5, 34
Fujian Yongan HSBC Rural Bank Company Limited	100.00		11, 36
Fulcher Enterprises Company Limited	100.00	(63.12)	37
Fundacion HSBC, A.C.	100.00	(99.99)	2, 9, 13

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Giller Ltd.	100.00		24
GPIF Co-Investment, LLC	N/A		1, 25
Griffin International Limited	100.00		12
Grupo Financiero HSBC, S. A. de C. V.	99.99		13
Guangdong Enping HSBC Rural Bank Company Limited	100.00		11, 38
Guangzhou HSBC Real Estate Company Ltd	100.00		11, 39
H5 LP Inc	N/A		107
H8 LP Inc	N/A		107
H9 LP Inc	N/A		107
Hang Seng (Nominee) Limited	100.00	(63.12)	37
Hang Seng Bank (China) Limited	100.00	(63.12)	11, 40
Hang Seng Bank (Trustee) Limited	100.00	(63.12)	37
Hang Seng Bank Limited	63.12		37
Hang Seng Bullion Company Limited	100.00	(63.12)	37
Hang Seng Credit Limited	100.00	(63.12)	37
Hang Seng Data Services Limited	100.00	(63.12)	37
Hang Seng Finance Limited	100.00	(63.12)	37
Hang Seng Financial Information Limited	100.00	(63.12)	37
Hang Seng Indexes (Netherlands) B.V.	N/A		1, 41
Hang Seng Indexes Company Limited	100.00	(63.12)	37
Hang Seng Insurance Company Limited	100.00	(63.12)	37
Hang Seng Investment Management Limited	100.00	(63.12)	37
Hang Seng Investment Services Limited	100.00	(63.12)	37
Hang Seng Japan Topix 100 Index ETF	66.43		19
Hang Seng Qianhai Fund Management Company Limited	70.00	(43.86)	11, 42
Hang Seng Real Estate Management Limited	100.00	(63.12)	37
Hang Seng Securities Limited	100.00	(63.12)	37
Hang Seng Security Management Limited	100.00	(63.12)	37
HASE Wealth Limited	N/A		137
Haseba Investment Company Limited	100.00	(63.12)	37
HBPH Corporation (In Dissolution)	99.99		43
HFC Bank Limited (In Liquidation)	100.00		44
High Time Investments Limited	100.00	(63.12)	37
HLF	100.00	(99.99)	5, 34
Honey Blue Enterprises Limited (亨京企業有 限公司)	100.00		19
Honey Green Enterprises Ltd.	100.00		45
Honey Grey Enterprises Limited (亨穗企業有 限公司)	100.00		19
Honey Silver Enterprises Limited	100.00		19
Household International Europe Limited (In Liquidation)	100.00		44
Household Pooling Corporation	100.00		47
Housing (USA) LLP	N/A		1, 25
HSBC (BGF) Investments Limited	100.00		12
HSBC (General Partner) Limited	100.00		3, 48
HSBC (Guernsey) GP PCC Limited	100.00		17
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		49
HSBC (Malaysia) Trustee Berhad	100.00		50
HSBC (Singapore) Nominees Pte Ltd	100.00		51
HSBC Actions Europe	50.66		175
HSBC Agency (India) Private Limited	100.00		52
HSBC Alternative Investments Limited	100.00		12
HSBC Amanah Malaysia Berhad	100.00		49
HSBC Americas Corporation (Delaware)	100.00		25
HSBC Asia Holdings B.V.	100.00		12
HSBC Asia Holdings Limited	100.00		3, 19
HSBC Asia Pacific Holdings (UK) Limited	100.00		6, 12
HSBC Asset Finance (UK) Limited	100.00		12
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		12
HSBC Asset Management (Fund Services UK) Limited	100.00		12

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Asset Management (India) Private Limited	99.99		53
HSBC Asset Management (Japan) Limited	100.00		54
HSBC Assurances Vie (France)	100.00	(99.99)	5, 55
HSBC Australia Holdings Pty Limited	100.00		6, 56
HSBC BANK (CHILE)	100.00		57
HSBC Bank (China) Company Limited	100.00		11, 58
HSBC Bank (General Partner) Limited	100.00		48
HSBC Bank (Mauritius) Limited	100.00		59
HSBC Bank (Singapore) Limited	100.00		51
HSBC Bank (Taiwan) Limited	100.00		60
HSBC Bank (Uruguay) S.A.	100.00		61
HSBC Bank (Vietnam) Ltd.	100.00		62
HSBC Bank A.S.	100.00		63
HSBC Bank Australia Limited	100.00		56
HSBC Bank Bermuda Limited	100.00		18
HSBC Bank Capital Funding (Sterling 1) LP	N/A		1, 48
HSBC Bank Egypt S.A.E	94.54		64
HSBC Bank Malaysia Berhad	100.00		4, 49
HSBC Bank Malta p.l.c.	70.03		65
HSBC Bank Middle East Limited	100.00		4, 66
HSBC Bank Middle East Limited Representative Office Morocco SARL (In Liquidation)	100.00		67
HSBC Bank Pension Trust (UK) Limited	100.00		12
HSBC Bank plc	100.00		3, 4, 12
HSBC Bank USA, National Association	100.00		4, 68
HSBC Branch Nominee (UK) Limited	100.00		14
HSBC Brasil Holding S.A.	100.00		16
HSBC Broking Forex (Asia) Limited	100.00		19
HSBC Broking Futures (Asia) Limited	100.00		19
HSBC Broking Futures (Hong Kong) Limited	100.00		19
HSBC Broking Securities (Asia) Limited	100.00		19
HSBC Broking Securities (Hong Kong) Limited	100.00		19
HSBC Broking Services (Asia) Limited	100.00		19
HSBC Capital (USA), Inc.	100.00		25
HSBC Capital Funding (Dollar 1) L.P.	N/A		1, 48
HSBC Card Services Inc.	100.00		25
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Cayman Limited	100.00		69
HSBC Cayman Services Limited	100.00		69
HSBC Client Holdings Nominee (UK) Limited	100.00		12
HSBC Client Nominee (Jersey) Limited	100.00		2, 70
HSBC Climate Tech Venture Capital Fund SCSp	87.15		177
HSBC Columbia Funding, LLC	N/A		125
HSBC Continental Europe	99.99		5, 34
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		49
HSBC Corporate Finance (Hong Kong) Limited	100.00		19
HSBC Corporate Secretary (UK) Limited	100.00		3, 12
HSBC Corporate Services (Shanghai) Co., Ltd.	N/A		1, 71
HSBC Corporate Trustee Company (UK) Limited	100.00		12
HSBC Custody Nominees (Australia) Limited	100.00		56
HSBC Custody Services (Guernsey) Limited	100.00		17
HSBC Daisy Investments (Mauritius) Limited	100.00		72
HSBC Diversified Loan Fund General Partner Sarl	N/A		1, 73
HSBC Diversified Loan SCSp-RAIF	N/A		73

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing (Guangdong) Limited	100.00		11, 74
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		75
HSBC Electronic Data Processing (Philippines), Inc.	99.99		76
HSBC Electronic Data Processing India Private Limited	100.00		77
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		78
HSBC Electronic Data Service Delivery (Egypt) S.A.E	100.00		79
HSBC Equipment Finance (UK) Limited	100.00		14
HSBC Equity (UK) Limited	100.00		12
HSBC EURO Protect 80+	78.06		55
HSBC Europe B.V.	100.00		12
HSBC European Senior Direct Lending Fund 2023 RAIF SICAV-S.A.	43.00		91
HSBC Executor & Trustee Company (UK) Limited	100.00		14
HSBC Factoring (France)	100.00	(99.99)	5, 34
HSBC Finance (Netherlands)	100.00		3, 12
HSBC Finance Corporation	100.00		25
HSBC Finance Limited	100.00		12
HSBC Finance Transformation (UK) Limited	100.00		12
HSBC Financial Advisors Singapore Pte. Ltd.	100.00		2, 51
HSBC Financial Services (Lebanon) S.A.L	99.83		80
HSBC Financial Technology Venture Capital Fund SCSp	100.00		177
HSBC FinTech Services (Shanghai) Company Limited	N/A		1, 2, 81
HSBC Global Asset Management (Bermuda) Limited	100.00		4, 18
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	7, 82
HSBC Global Asset Management (France)	100.00	(99.99)	5, 55
HSBC Global Asset Management (Hong Kong) Limited	100.00		83
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	84
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Global Asset Management (Singapore) Limited	100.00		51
HSBC Global Asset Management (Switzerland) AG	100.00		5, 171
HSBC Global Asset Management (Taiwan) Limited	100.00		86
HSBC Global Asset Management (UK) Limited	100.00		12
HSBC Global Asset Management (USA) Inc.	100.00		87
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		88
HSBC Global Asset Management Limited	100.00		3, 12
HSBC Global Custody Nominee (UK) Limited	100.00		12
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		12
HSBC Global Funds ICAV - Digital Leaders Equity Fund	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 10+ Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Euro Lower Carbon Government 1-3 Year Bond UCITS ETF	100.00		27
HSBC Global Funds ICAV - Global Aggregate Bond ESG UCITS ETF	100.00		27

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Funds ICAV - Global Equity Index Fund -ACEUR	N/A		1, 176
HSBC Global Funds ICAV - Japan Equity Index Fund	99.77		105
HSBC Global Infrastructure Debt Fund Feeder SCA SICAV-RAIF- Global Infrastructure Debt EUR	N/A		1, 91
HSBC GLOBAL INVESTMENT FUNDS - ASIA ESG BOND	93.03		129
HSBC Global Investment Funds – ESG Short Duration Credit Bond	74.22		129
HSBC GLOBAL INVESTMENT FUNDS - GLOBAL EMERGING MARKETS EQUITY	56.47		129
HSBC Global Investment Funds - Strategic Duration and Income Bond	100.00		129
HSBC Global Multi-asset Seeding course (Stable Type)	67.39		54
HSBC Global Services (Canada) Limited	100.00		89
HSBC Global Services (China) Holdings Limited	100.00		12
HSBC Global Services (Hong Kong) Limited	100.00		19
HSBC Global Services (UK) Limited	100.00		12
HSBC Global Services Limited	100.00		3, 12
HSBC Global Transition Infrastructure Debt Fund RAIF SICAV-S.A.	31.00		91
HSBC Group Management Services Limited	100.00		12
HSBC Group Nominees UK Limited	100.00		3, 12
HSBC Holdings B.V.	100.00		12
HSBC Horizon 2034 2036 A 3D	76.72		175
HSBC India Small Cap Equity Fund (QII）	40.38		54
HSBC Infrastructure Debt GP 1 S.à r.l.	N/A		1, 91
HSBC Infrastructure Debt GP 2 S.à r.l.	N/A		1, 91
HSBC Innovation Bank Limited	100.00		92
HSBC INSN (Non Operating) Pte. Ltd. (In Liquidation)	100.00		51
HSBC Institutional Trust Services (Asia) Limited	100.00		19
HSBC Institutional Trust Services (Bermuda) Limited	100.00		18
HSBC Institutional Trust Services (Mauritius) Limited	100.00		93
HSBC Institutional Trust Services (Singapore) Limited	100.00		51
HSBC Insurance (Asia) Limited	100.00		95
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		83
HSBC Insurance (Bermuda) Limited	100.00		96
HSBC Insurance Agency (USA) Inc.	100.00		97
HSBC Insurance Brokerage Company Limited	N/A		1,2, 98
HSBC Insurance Brokers Greater China Limited	100.00		83
HSBC Insurance SAC 1 (Bermuda) Limited	100.00		18
HSBC Insurance SAC 2 (Bermuda) Limited	100.00		18
HSBC Insurance Services Holdings Limited (In Liquidation)	100.00		23
HSBC International Finance Corporation (Delaware)	100.00		100
HSBC International Trustee (BVI) Limited	100.00		10, 101
HSBC International Trustee (Holdings) Pte. Limited	100.00		51
HSBC International Trustee Limited	100.00		102
HSBC Inversiones S.A.	100.00		57
HSBC InvestDirect (India) Private Limited	99.99		53
HSBC InvestDirect Financial Services (India) Limited	99.99		53
HSBC InvestDirect Sales & Marketing (India) Private Limited	98.99	(98.98)	103
HSBC InvestDirect Securities (India) Private Limited	99.99		53

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Investment and Insurance Brokerage, Philippines Inc.	99.99		104
HSBC Investment Bank Holdings B.V.	100.00		12
HSBC Investment Bank Holdings Limited	100.00		12
HSBC Investment Company Limited	100.00		3, 12
HSBC Investment Funds (Hong Kong) Limited	100.00		83
HSBC Investment Funds (Luxembourg) SA	100.00		105
HSBC Invoice Finance (UK) Limited	100.00		14
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		12
HSBC Latin America B.V.	100.00		12
HSBC Latin America Holdings (UK) Limited	100.00		3, 12
HSBC Leasing (Asia) Limited	100.00		19
HSBC Legacy Partnership Limited	100.00		12
HSBC Life (Bermuda) Limited	100.00		18
HSBC Life (Cornell Centre) Limited	100.00		95
HSBC Life (Edwick Centre) Limited	100.00		95
HSBC Life (International) Limited	100.00		18
HSBC Life (Property) Limited	100.00		95
HSBC Life (Singapore) Pte. Ltd.	100.00		51
HSBC Life (Tsing Yi Industrial) Limited	100.00		95
HSBC Life (UK) Limited	100.00		12
HSBC Life (Workshop) Limited	100.00		95
HSBC Life Assurance (Malta) Ltd.	100.00	(70.03)	84
HSBC Life Insurance Company Limited	100.00		11, 106
HSBC LU Nominees Limited	100.00		12
HSBC Management (Guernsey) Limited	100.00		107
HSBC Markets (USA) Inc.	100.00		25
HSBC Marking Name Nominee (UK) Limited	100.00		12
HSBC Master Trust Trustee Limited (In Liquidation)	100.00		23
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		13
HSBC Middle East Asset CO. LLC	100.00		108
HSBC Middle East Holdings B.V.	100.00		3, 4, 66
HSBC Middle East Leasing Partnership	N/A		1, 109
HSBC Middle East Securities L.L.C	100.00		110
HSBC Mix Dynamique	58.13		55
HSBC Mortgage Corporation (USA)	100.00		25
HSBC Multi-Asset Style Factors S	N/A		1, 175
HSBC Nominees (Asing) Sdn Bhd	100.00		49
HSBC Nominees (Hong Kong) Limited	100.00		19
HSBC Nominees (New Zealand) Limited	100.00		111
HSBC Nominees (Tempatan) Sdn Bhd	100.00		49
HSBC North America Holdings Inc.	100.00		4, 25
HSBC Operational Services GmbH	100.00	(99.99)	7, 82
HSBC Overseas Holdings (UK) Limited	100.00		3, 12
HSBC Overseas Investments Corporation (New York)	100.00		112
HSBC Overseas Nominee (UK) Limited	100.00		12
HSBC PB Corporate Services 1 Limited	100.00		113
HSBC PB Services (Suisse) SA	100.00		114
HSBC Pension Trust (Ireland) DAC	100.00		115
HSBC Pensiones, S.A. (In Liquidation)	100.00	(99.99)	13
HSBC PI Holdings (Mauritius) Limited	100.00		116
HSBC Portfolios – World Selection 5 (Part ACHEUR)	N/A		1, 105
HSBC Portfoy Yonetimi A.S.	100.00		117
HSBC Preferential LP (UK)	100.00		12
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	105
HSBC Private Bank (Suisse) SA	100.00		114
HSBC Private Bank (UK) Limited	100.00		12
HSBC Private Banking Holdings (Suisse) SA	100.00		114
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		113
HSBC Private Equity Investments (UK) Limited	100.00		12
HSBC Private Markets Management SARL	N/A		1, 2, 118

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Private Trustee (Hong Kong) Limited	100.00		19
HSBC Professional Services (India) Private Limited	100.00		119
HSBC Property (UK) Limited	100.00		12
HSBC Property Funds (Holding) Limited	100.00		12
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		19
HSBC Qianhai Securities Limited	90.00		11, 120
HSBC RCF Partnership Fund RAIF SICAV-S.A.	11.00		175
HSBC Real Estate Leasing (France)	100.00	(99.99)	5, 34
HSBC REGIO Fund General Partner S.à r.l.	100.00		91
HSBC REIM (France)	100.00	(99.99)	5, 55
HSBC Responsible Investment Funds - SRI Balanced	64.14		55
HSBC Responsible Investment Funds - SRI Dynamic	72.79		55
HSBC Resposible Investment Funds - SRI Global Equity A	N/A		1, 175
HSBC Retirement Benefits Trustee (UK) Limited	100.00		3, 12
HSBC Retirement Services Limited (In Liquidation)	100.00		23
HSBC Saudi Arabia, Closed Joint Stock Company	100.00	(66.19)	121
HSBC Securities (Egypt) S.A.E. (In Liquidation)	100.00	(94.65)	122
HSBC Securities (Japan) Co., Ltd.	100.00		54
HSBC Securities (Singapore) Pte Limited	100.00		51
HSBC Securities (South Africa) (Pty) Limited	100.00		123
HSBC Securities (Taiwan) Corporation Limited	100.00		60
HSBC Securities (USA) Inc.	100.00		25
HSBC Securities and Capital Markets (India) Private Limited	99.99		6, 103
HSBC Securities Brokers (Asia) Limited	100.00		19
HSBC Securities Investments (Asia) Limited	100.00		19
HSBC Securities Services (Bermuda) Limited	100.00		18
HSBC Securities Services (Guernsey) Limited	100.00		17
HSBC Securities Services (Ireland) DAC	100.00		115
HSBC Securities Services (Luxembourg) S.A.	100.00		105
HSBC Securities Services Holdings (Ireland) DAC	100.00		115
HSBC Securities Services Nominees Limited	100.00		19
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC Select Dynamic	80.59		55
HSBC Select Equity	86.38		55
HSBC Select Flexible	63.93		55
HSBC Semfi Limited	75.00		12
HSBC Senior UK Direct Lending 2020 RAIF SICAV-S.A	N/A		91
HSBC Senior UK Direct Lending Fund II RAIF SICAV-S.A.	72.46		91
HSBC Service Company Germany GmbH	100.00	(99.99)	7, 82
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		124
HSBC Services (France)	100.00	(99.99)	5, 34
HSBC Services Japan Limited	100.00		88
HSBC Services USA Inc.	100.00		125
HSBC Servicios Financieros, S.A. de C.V	100.00	(99.99)	13
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	100.00	(99.99)	13
HSBC SFT (C.I.) Limited	100.00		17
HSBC Singapore Dollar Liquidity Fund	76.37		51
HSBC Small Cap France	52.70		55
HSBC Software Development (Guangdong) Limited	100.00		11, 126
HSBC Software Development (India) Private Limited	100.00		127

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Software Development (Malaysia) Sdn Bhd	100.00		75
HSBC Specialist Investments Limited	100.00		6, 12
HSBC Technology & Services (China) Limited (In Liquidation)	N/A		1, 128
HSBC Technology & Services (USA) Inc.	100.00		25
HSBC Transaction Services GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	129
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	82
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	7, 82
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	7, 82
HSBC Trust Company (Delaware), National Association	100.00		100
HSBC Trust Company (UK) Limited	100.00		12
HSBC Trustee (C.I.) Limited	100.00		113
HSBC Trustee (Cayman) Limited	100.00		69
HSBC Trustee (Guernsey) Limited	100.00		17
HSBC Trustee (Hong Kong) Limited	100.00		19
HSBC Trustee (Singapore) Limited	100.00		51
HSBC Trustees (India) Private Limited	99.99		103
HSBC UK Bank plc	100.00		3, 14
HSBC UK Client Nominee Limited	100.00		14
HSBC UK Covered Bonds LLP	N/A		1, 14
HSBC UK Societal Projects Limited	N/A		1, 14
HSBC USA Inc.	100.00		4, 112
HSBC Ventures USA Inc.	100.00		25
HSBC Violet Investments (Mauritius) Limited	100.00		72
HSBC Wealth Client Nominee Limited	100.00		14
HSBC World Equity Protect 80	98.87		55
HSBC Yatirim Menkul Degerler A.S.	100.00		63
HSI Asset Securitization Corporation	100.00		25
HSI International Limited	100.00	(63.12)	37
HSIL Investments Limited	100.00		12
Hubei Macheng HSBC Rural Bank Company Limited	100.00		11, 131
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		11, 132
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		11, 133
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		11, 134
I3 LP Inc.	N/A		107
Imenson Limited	100.00	(63.12)	37
INHK PC LP Inc	100.00		17
INHK PE LP Inc	100.00		17
Inmobiliaria Bisa, S.A. de C.V.	99.99		13
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	13
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	13
Internationale Kapitalanlagegesellschaft mit beschränkter Haftung	100.00	(99.99)	82
J6 LP Inc	N/A		107
James Capel (Nominees) Limited	100.00		12
James Capel (Taiwan) Nominees Limited	100.00		12
Keyser Ullmann Limited	100.00	(99.99)	12
L1 LP Inc	N/A		107
Lion Corporate Services Limited	100.00		19
Lion International Corporate Services Limited	100.00		135
Lion International Management Limited	100.00		135
Lion Management (Hong Kong) Limited	100.00		19
Lyndholme Limited	100.00		19
Marks and Spencer Financial Services plc	100.00		136
Marks and Spencer Unit Trust Management Limited	100.00		136
Midcorp Limited	100.00		12
Midland Bank (Branch Nominees) Limited	100.00		14

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Midland Nominees Limited	100.00		14
MP Payments Group Limited	100.00		12
MP Payments Middle East AE L.L.C.	100.00		137
MP Payments Netherlands B.V.	100.00		138
MP Payments Operations Limited	100.00		12
MP Payments Singapore Pte. Ltd.	100.00		51
MP Payments UK Limited	100.00		12
P2 LP Inc	N/A		107
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		12
PT Bank HSBC Indonesia	98.94		139
PT HSBC Sekuritas Indonesia	85.00		140
R/CLIP Corp.	100.00		25
Real Estate Collateral Management Company	100.00		25
Red Hexagon Energy Transition Asia GP S.à r.l.	100.00		2, 91
Republic Nominees Limited	100.00		17
RLUKREF Nominees (UK) One Limited	100.00		12
RLUKREF Nominees (UK) Two Limited	100.00		12
S.A.P.C. - Ufipro Recouvrement	99.99		9, 34
Saf Baiyun	100.00	(99.99)	5, 34
Saf Guangzhou	100.00	(99.99)	5, 34
SCI HSBC Assurances Immo	100.00	(99.99)	9, 55
SCPI Elysees Grand Large	98.50		175
Select INKA	N/A		1, 82
Serai Limited	100.00		19
SFM	100.00	(99.99)	5, 34
SFSS Nominees (Pty) Limited	100.00		123
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		11, 141
Shenzhen HSBC Development Company Ltd	100.00		11, 142
Sico Limited	100.00		143
SilkRoad Fund Management S.à.r.l	100.00		2, 144
Silkroad GP II Limited	100.00		2, 145
Silkroad GP II S.a.r.l.	100.00		2, 144
Silkroad GP Limited	100.00		2, 69
Silkroad GP SC S.a r.l	100.00		2, 146
Silkroad Property Partners K.K. (In Liquidation)	100.00		147
Silkroad Property Partners Limited	100.00		148
Silkroad Property Partners Management Consultancy Limited	N/A		1, 149
Silkroad Property Partners PTE. LTD.	100.00		150
SNC Les Oliviers D'Antibes	60.00	(59.99)	9, 55
SNCB/M6-2007 A	100.00	(99.99)	2, 5, 34
SNCB/M6-2007 B	100.00	(99.99)	2, 5, 34
SNCB/M6-2008 A	100.00	(99.99)	2, 5, 34
Société Française et Suisse	100.00	(99.99)	5, 34
Somers Dublin DAC	100.00	(99.99)	115
Somers Nominees (Far East) Limited	100.00		18
Sopingest	100.00	(99.99)	5, 34
South Yorkshire Light Rail Limited	100.00		12
St Cross Trustees Limited	100.00		14
Sun Hung Kai Development (Lujiazui III) Limited	100.00		11, 151
The Hongkong and Shanghai Banking Corporation Limited	100.00		19
Tooley Street View Limited	100.00		3, 12
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	7, 82
Trinkaus Immobilien-Fonds Verwaltungs- GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Management GmbH	100.00	(99.99)	7, 82
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	7, 82
Turnsonic (Nominees) Limited	100.00		14
Valeurs Mobilières Elysées	100.00	(99.99)	5, 34

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
W4 LP Inc	N/A		107
WARDLEY LIMITED	100.00		19
Wayfoong Nominees Limited	100.00		19
Westminster House, LLC	N/A		1, 25
Woodex Limited	100.00		18
Yan Nin Development Company Limited	100.00	(63.12)	37
Joint ventures
The undertakings below are joint ventures and equity accounted.

Joint ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Climate Asset Management Limited	N/A		1,2, 152
Global Payments Technology México, S.A. de C.V.	50.00	(49.99)	2, 153
MK HoldCo Limited	50.32		2, 154
Pentagreen Capital Pte. Ltd	50.00		155
ProServe Bermuda Limited	50.00		156
The London Silver Market Fixing Limited	N/A		1,2, 157
Vaultex UK Limited	50.00		158
Non-Profit Foundation
The undertakings below are Non-Profit Foundation.

Non-Profit Foundation	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
HSBC Philanthropy Foundation Beijing	N/A	1, 175
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Bank of Communications Co., Ltd.	19.03		2, 159
Barrowgate Limited	24.64	(15.53)	160
BGF Group plc	24.62		161
Bud Financial Limited	4.50		4, 162
CANARA HSBC LIFE INSURANCE COMPANY LIMITED	26.00		163
Divido Financial Services Limited (In Administration)	7.85		164
Electronic Payment Services Company (Hong Kong) Limited	38.69		2, 19
Episode Six Inc.	5.69		4, 165
EPS Company (Hong Kong) Limited	38.69		19
HQLAX S.à r.l.	6.10		4, 90
HSBC Jintrust Fund Management Company Limited	49.00		2, 11, 166
HSBC UK Covered Bonds (LM) Limited	N/A		1,2, 167
Lightico Ltd	2.80		4, 85
LiquidityMatch LLC	N/A		1, 168
London Precious Metals Clearing Limited	30.00		2, 169
Marketnode PTE. Ltd.	12.60		4, 46
MENA Infrastructure Fund (GP) Ltd	33.33		170
Quantexa Limited	9.36		4, 99
Radiant Global Investors LLC	N/A		1, 2, 172
Saudi Awwal Bank	31.00		173
The London Gold Market Fixing Limited	N/A		1, 157
Threadneedle Software Holdings Limited	7.10		4, 174
Trade Information Network Limited	12.76		152
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A		182
We Trade Innovation Designated Activity Company (In Liquidation)	9.88		2, 130

Footnotes for Note 38
Description of shares
1
Where an entity is governed by voting rights, HSBC consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities, and whether power is held as an agent or principal.
HSBC’s consolidation policy is described in Note 1.2(a).

2
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

3	Directly held by HSBC Holdings plc
4	Preference Shares
5	Actions
6	Redeemable Preference Shares
7	GmbH Anteil
8	Nominal Shares
9	Parts
10	Non-Participating Voting
11	Registered Capital Shares

Registered offices
12	8 Canada Square, London, United Kingdom, E14 5HQ
13	Paseo de la Reforma 347 Col. Cuauhtemoc, Mexico, 06500
14	1 Centenary Square, Birmingham, United Kingdom, B1 1HQ

Registered offices
15	5 Donegal Square South, Northern Ireland, Belfast, United Kingdom, BT1 5JP
16	1909 Avenida Presidente Juscelino Kubitschek, 19° andar, Torre Norte, São Paulo Corporate Towers, São Paulo, Brazil, 04551-903
17	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 3NF
18	37 Front Street, Harbourview Centre, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
19	1 Queen's Road Central, Hong Kong
20	2401-55 24/F, Office Tower Two 1 Jianguomenwai Street, Chaoyang District, Beijing, China
21	First Floor, Xinhua Bookstore Xindong Road (SE of roundabout), Miyun District, Beijing, China
22	Oak House Hirzel Street, St Peter Port, Guernsey, GY1 2NP
23	c/o Teneo Financial Advisory Limited, The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
24	239 Van Rensselaer Street,, Buffalo, New York, United States of America, 14210
25	c/o The Corporation Trust Company 1209 Orange Street, Wilmington, Delaware, United States of America, 19801
26	Corporation Service Company 251 Little Falls Drive, Wilmington, Delaware, United States of America, 19808
27	25/28 North Wall Quay, IFSC, Dublin 1, Leinster
28	No 1, Bei Huan East Road Dazu County, Chongqing, China
29	No 107 Ping Du Avenue (E), Sanhe Town, Fengdu County, Chongqing, China
30	No. 3, 5, 7, Haitang Erzhi Road Changyuan, Rongchang, Chongqing, China, 402460
31	c/o Walkers Corporate Services Limited, Walker House, 87 Mary Street, George Town, Grand Cayman, Cayman Islands, KY1-9005
32	First & Second Floor No.3 Nanshan Road, Pulandian, Dalian, Liaoning, China
33	160 Mine Lake CT, Ste 200, Raleigh, North Carolina, United States of America, 27615-6417
34	38 avenue Kléber, Paris, France, 75116
35	Avenida de las Granjas 972, Building A, Floor 2, Colonia Santa Bárbara, Alcaldía Azcapotzalco, Mexico City, Mexico, 02230
36	No. 1 1211 Yanjiang Zhong Road, Yongan, Fujian, China
37	83 Des Voeux Road Central, Hong Kong
38	No. 44 Xin Ping Road Central, Encheng, Enping, Guangdong, China, 529400
39	Room 311, Cheng Hui No. 2, Nan Sha Street, Nan Sha District, Guangzhou, Guangdong, China
40	34/F, 36/F and 46/F, Hang Seng Bank Tower 1000 Lujiazui Ring Road, Pilot Free Trade Zone, Shanghai, China, 200120
41	Gustav Mahlerplein 2 1082 MA, Amsterdam, Netherlands
42	1001 T2 Office Building, Qianhai Kerry Business Center, Qianhai Avenue, Nanshan Street, Qianhai Shenzhen-Hong Kong Cooperation Zone, Shenzhen, Guangdong, China
43	Unit 1 GF The Commerical Complex Madrigal Avenue, Ayala Alabang Village, Muntinlupa City, Philippines, 1780
44	C/O Teneo Financial Advisory Limited The Colmore Building, 20 Colmore Circus, Queensway, Birmingham, United Kingdom, B4 6AT
45	Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, British Virgin Islands, VG1110
46	1 Harbourfront Avenue, #14-07 Keppel Bay Tower, Singapore, 098632
47	701 S CARSON ST STE 200, Carson City, Nevada, United States of America, 89701
48	HSBC House Esplanade, St. Helier, Jersey, JE4 8UB
49	Level 21 Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
50	Level 19, Menara IQ, Lingkaran TRX, Tun Razak Exchange, Kuala Lumpur, Malaysia, 55188
51	10 Marina Boulevard #48-01 Marina Bay Financial Centre, Singapore, 018983
52	52/60, M G Road Fort, Mumbai, India, 400 001

Registered offices
53	9-11 Floors, NESCO IT Park Building No. 3 Western Express Highway, Goregaon (East), Mumbai, India, 400063
54	HSBC Building 11-1, Nihonbashi 3-chome, Chuo-ku, Tokyo, Japan, 103-0027
55	Immeuble Cœur Défense 110 esplanade du Général de Gaulle, Courbevoie, France, 92400
56	Level 36, Tower 1, International Towers Sydney, 100 Barangaroo Avenue, Sydney, New South Wales, Australia, 2000
57	Isidora Goyenechea 2800 23rd floor, Las Condes, Santiago, Chile, 7550647
58	HSBC Building Shanghai ifc, 8 Century Avenue, Pudong, Shanghai, China, 200120
59	IconEbene, Level 5 Office 1 (West Wing), Rue de L’institut, Ebene, Mauritius
60	54F, 7 Xinyi Road Sec. 5 Xinyi district, Taipei, Taiwan
61	1266 Dr Luis Bonativa 1266 Piso 30 (Torre IV WTC), Montevideo, Uruguay, CP 11.000
62	Level 1, 2, 6 The Metropolitan, 235 Dong Khoi, Ben Nghe Ward, District 1, Ho Chi Minh, Vietnam
63	Esentepe Mah. Büyükdere Caddesi No.128 Şişli, Istanbul, Turkiye, 34394
64	306 Corniche El Nil Street, Maadi, Cairo, Egypt
65	116 Archbishop Street, Valletta, Malta, VLT1444
66	Unit 401, Level 4 Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 30444, Dubai, United Arab Emirates
67	Majer Consulting, Office 54/44, Building A1, Residence Ryad Anfa, Boulevard Omar El Khayam, Casa Finance City (CFC), Casablanca, Morocco
68	1800 Tysons Boulevard Suite 50, Tysons, Virginia, United States of America, 22102
69	P.O. Box 309 Ugland House, Grand Cayman, Cayman Islands, KY1-1104
70	HSBC House Esplanade, St. Helier, Jersey, JE1 1HS
71	Room 2703, 27F, Tower A, No.8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
72	c/o Rogers Capital St. Louis Business Centre, Cnr Desroches & St Louis Streets, Port Louis, Mauritius
73	49 avenue J.F. Kennedy, Luxembourg, Luxembourg, 1855
74	4-17/F, Office Tower 2 TaiKoo Hui Development, No. 381 Tian He Road, Guangzhou, Guangdong, China
75	Suite 1005, 10th Floor, Wisma Hamzah Kwong, Hing No. 1, Leboh Ampang, Kuala Lumpur, Malaysia, 50100
76	Building C-1 UP Ayala Technohub, Commonwealth Avenue,, Diliman, Quezon City, Metro Manila, Philippines
77	HSBC House Plot No.8 Survey No.64 (Part), Hightec City Layout Madhapur, Hyderabad, India, 500081
78	Mireka City 324/9 Havelock Road, Colombo 05, Sri Lanka, 00500
79	Smart Village 28th Km Cairo- Alexandria Desert Road Building, Cairo, Egypt
80	Centre Ville 1341 Building - 4th Floor Patriarche Howayek Street, PO Box Riad El Solh, Lebanon, 9597
81	Room 405 Odd House Number of 859-863, Huanhu West 1st Road, Lingang New Area, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 201306
82	Hansaallee 3, Düsseldorf, Germany, 40549
83	HSBC Main Building 1 Queen's Road Central, Hong Kong
84	80 Mill Street, Qormi, Malta, QRM 3101
85	121 HaHashmonaim St., Tel Aviv, Israel, 6713328
86	36F., No. 68 Sec. 5, Zhongxiao E. Rd., Xinyi Dist., Taipei City, Taiwan, 110419
87	452 Fifth Avenue, New York, United States of America, NY10018
88	Mareva House 4 George Street, Nassau, Bahamas
89	150 King Street West, Suite 200, Toronto, Ontario, Canada, M5H 1J9
90	9 rue du Laboratoire, Grand Duchy of Luxembourg, Luxembourg, L-1911

Registered offices
91	4, rue Peternelchen, Howald, Grand Duchy of Luxembourg, Luxembourg, L-2370
92	Alphabeta 14-18 Finsbury Square, London, United Kingdom, EC2A 1BR
93	IConEbene Rue de L’institut, Ebene, Mauritius
94	Meeting Room 18.R005, 18/F Fortune Financial Center No. 5 Dongsanhuan Zhong Road, Chaoyang District, Beijing, China, 100020
95	18th Floor Tower 1, HSBC Centre 1 Sham Mong Road, Kowloon, Hong Kong
96	37 Front Street, Harbourview Center, Ground Floor, Hamilton, Pembroke, Bermuda, HM 11
97	CT Corporation System 28 Liberty Street, New York, New York, United States of America, 10005
98	Unit 201, Floor 2, Building 3 No. 12, Anxiang Street, Shunyi District, Beijing, Beijing, China
99	C/O Company Secretarial Department, 280 Bishopsgate, London, United Kingdom, EC2M 4AG
100	300 Delaware Avenue Suite 1401, Wilmington, Delaware, United States of America, 19801
101	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 916
102	Craigmuir Chambers, Road Town Tortola, British Virgin Islands, VG1110
103	52/60 M G Road Fort, Mumbai, India, 400 001
104	5/F HSBC Centre 3058 Fifth Ave West, Bonifacio Global City, Taguig City, Philippines
105	18 Boulevard de Kockelscheuer, Luxembourg, Luxembourg, 1821
106	Unit 2002 of 20/F, Unit 2101 of 21/F HSBC Building, 8 Century Avenue, China (Shanghai) Pilot Free Trade Zone, Shanghai, China, 200120
107	Arnold House St Julians Avenue, St Peter Port, Guernsey, GY1 1WA
108	HSBC Tower, Downtown Dubai, P O Box 66, Dubai, United Arab Emirates
109	Unit 401, Level 4, Gate Precinct Building 2, Dubai International Financial Centre, P. O. Box 506553, Dubai, United Arab Emirates
110	Level 16, HSBC Tower, Downtown Dubai, P.O. Box 66, Dubai, United Arab Emirates
111	HSBC Tower, Level 21, 188 Quay Street, Auckland, New Zealand, 1010
112	The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland, United States of America, 21093
113	HSBC House Esplanade, St. Helier, Jersey, JE1 1GT
114	9-17 Quai des Bergues, Geneva, Switzerland, 1201
115	1 Grand Canal Square, Grand Canal Harbour, Dublin 2, Ireland, D02 P820
116	6th floor HSBC Centre 18, Cybercity, Ebene, Mauritius, 72201
117	Esentepe Mah. Büyükdere Caddesi No.128, 34394, Şişli, Istanbul, Turkiye
118	5 rue Heienhaff, Senningerberg, Luxembourg, L-1736
119	52/60 M G Road, Fort, Mumbai, India, 400 001
120	Unit 2201, 22/F, Qianhai Chow Tai Fook Finance Tower (Phase I) No. 66 Shu Niu Avenue, Nanshan Subdistrict, the Shenzhen Qianhai Shenzhen-Hong Kong Cooperation Zone, the PRC, Shenzhen, China, 518054
121	HSBC Building 7267 Olaya - Al Murrooj, Riyadh, Saudi Arabia, 12283 - 2255
122	306 Corniche El Nil, HSBC Building, Maadi, Cairo, Egypt
123	1 Mutual Place, 107 Rivonia Road, Sandton, Gauteng, South Africa, 2196
124	Kapelanka 42A, Krakow, Poland, 30-347
125	C T Corporation System 820 Bear Tavern Road, West Trenton, New Jersey, United States of America, 08628
126	22/F, Tower 2, Taikoo Hui Building, No. 381 Tianhe Road, Tianhe District, Guangzhou, China
127	Business Bay, Wing 2 Tower B, Survey no 103, Hissa no. 2, Airport road, Yerwada, Pune, India, 411006

Registered offices
128	Room 3102, L31 HSBC Building, Shanghai ifc, 8 Century Avenue, China (Shanghai) Free Trade Zone, Shanghai, China, 200120
129	16 Boulevard d'Avranches, Luxembourg, L-1160
130	10 Earlsfort Terrace, Dublin, Ireland, D02 T380
131	No. 56 Yu Rong Street, Macheng, China, 438300
132	No. 205 Lie Shan Road Suizhou, Hubei, China
133	Building 3, Yin Zuo Di Jing Wan Tianmen New City, Tianmen, Hubei Province, China
134	RM101, 102 & 106 Sunshine Fairview, Sunshine Garden, Pedestrian Walkway, Pingjiang, China
135	Craigmuir Chambers, Road Town, Tortola, British Virgin Islands, VG1110
136	Kings Meadow Chester Business Park, Chester, United Kingdom, CH99 9FB
137	Level 15 HSBC Tower, Downtown Dubai, Dubai, United Arab Emirates, PO Box 66
138	De Entrée 201, Amsterdam, Netherlands, 1101 HG
139	World Trade Center 3, 9th Floor, Jalan Jendral Sudirman Kaveling 29-31, Karet, Setiabudi, South Jakarta, DKI Jakarta, Indonesia, 12920
140	5th Floor, World Trade Center 1, Jl. Jend. Sudirman Kav. 29-31, Jakarta, Indonesia, 12920
141	No.198-2 Chengshan Avenue (E), Rongcheng, China, 264300
142	Room 601, 6/F Phase 1 Qianhai Chow Tai Fook Finance Tower, 66 Shuniu Avenue, Nanshan Community, Qianhai Shenzhen-Hong Kong Corporation Zone, Shenzhen, Guangdong, China
143	Woodbourne Hall, Road Town, Tortola, British Virgin Islands, P.O. Box 3162
144	1 Côte d'Eich, Luxembourg, 1450
145	P.O. Box 3119 Grand Pavilion, Hibiscus Way, 802 West Bay Road, Grand Cayman, Cayman Islands, KY1 – 1205
146	17 Boulevard F.W Raiffeisen, Luxembourg, 2411
147	Tokyo Club Building 11F, 3-2-6 Kasumigaseki, Chiyoda-ku, Tokyo, Japan
148	27/F, Alexandra House, 18 Chater Road Central, Hong Kong
149	Unit 2017, Floor 20, Tower 1 No.288, Shimen 1st Road, Jing An District, Shanghai, China, 200041
150	10 Collyer Quay, #10-01 Ocean Financial Centre, Singapore, Singapore, 049315
151	RM 2112, HSBC Building, Shanghai ifc No. 8 Century Road, Pudong, Shanghai, China, 200120
152	3 More London Riverside, London, United Kingdom, SE1 2AQ

Registered offices
153	296, floor 18, office A Paseo de la Reforma, Mexico City, Mexico, 06600
154	35 Ballards Lane, London, United Kingdom, N3 1XW
155	1 Raffles Quay #23-01, Singapore, 048583
156	c/o Mayfair Corporate Services Ltd., 26 Burnaby Street, Hamilton, Bermuda, HM11
157	27 Old Gloucester Street, London, United Kingdom, WC1N 3AX
158	All Saints Triangle Caledonian road, London, United Kingdom, N19UT
159	188 Yin Cheng Zhong Lu (Shanghai) Pilot Free Trade Zone, China
160	50/F, Lee Garden One, 33 Hysan Avenue, Hong Kong
161	13-15 York Buildings, London, United Kingdom, WC2N 6JU
162	167-169 Great Portland Street, 5th Floor, London, United Kingdom, W1W 5PF
163	8th Floor Unit No. 808-814, Ambadeep Building, Plot No. 14, Kasturba Gandhi Marg, New Delhi, India, 110001
164	C/O Interpath Ltd, 10 Fleet Place, London, United Kingdom, EC4M 7RB
165	251 Little Falls Drive, New Castle, Wilmington, United States of America, 19808
166	17F, HSBC Building, Shanghai ifc 8 Century Avenue, Pudong, Shanghai, China
167	10th Floor 5 Churchill Place, London, United Kingdom, E14 5HU
168	111 Town Square Place, Suite 840, Jersey City, New Jersey, United States of America, 07310
169	7th Floor, 62 Threadneedle Street, London, United Kingdom, EC2R 8HP
170	Unit 306,307, 308, Gate Village Building 05, Dubai International Financial Centre, Dubai, United Arab Emirates
171	Gartenstrasse 26, Zurich, Switzerland, 8002
172	4482 Deer Ridge Road, Danville, CA, Delaware, United States of America, 94506
173	7383 King Fahad Branch Rd, 2338 - Al Yasmeen Dist., Riyadh, Saudi Arabia, 13325
174	2nd Floor, Regis House, 45 King William Street, London, United Kingdom, EC4R 9AN
175	Coeur Défense - 110, esplanade du Général de Gaulle - La Défense 4 – 92400 Courbevoie
176	3 Dublin Landings, North Wall Quay, Dublin 1, Ireland
177	3, rue Jean Piret,L-2350 Luxembourg,Grand Duchy of Luxembourg